Acceptances - Summary of Acceptances (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Miscellaneous current liabilities [abstract]
Payable under trade financing arrangements	₨ 94,173	$ 1,446	₨ 113,304
Acceptances	₨ 94,173	$ 1,446	₨ 113,304